Shareholder Report, Average Annual Return (Details)		8 Months Ended		12 Months Ended		20 Months Ended		60 Months Ended		61 Months Ended		116 Months Ended		240 Months Ended
		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	[11]
American Funds Global Growth Portfolio - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Global Growth Portfolio — Class 4
Average Annual Return, Percent	[1]			13.64%				8.13%				8.60%	[2]
American Funds Growth and Income Portfolio - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Growth and Income Portfolio — Class 4
Average Annual Return, Percent	[1]			12.37%				7.19%				7.03%	[2]
American Funds Managed Risk Growth Portfolio - Class P2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Managed Risk Growth Portfolio — Class P2
Average Annual Return, Percent	[1]			13.84%				5.74%				6.02%	[3]
American Funds Managed Risk Growth and Income Portfolio - Class P2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Managed Risk Growth and Income Portfolio — Class P2
Average Annual Return, Percent	[1]			12.26%				4.39%				5.04%	[3]
American Funds Managed Risk Global Allocation Portfolio - Class P2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Managed Risk Global Allocation Portfolio — Class P2
Average Annual Return, Percent	[1]			8.05%				2.31%				3.63%	[3]
American Funds IS 2070 Target Date Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2070 Target Date Fund - Class 1
Average Annual Return, Percent	[1],[4]	11.11%
American Funds IS 2070 Target Date Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2070 Target Date Fund - Class 1A
Average Annual Return, Percent	[1],[5]	11.11%
American Funds IS 2070 Target Date Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2070 Target Date Fund - Class 2
Average Annual Return, Percent	[1],[6]	11.11%
American Funds IS 2070 Target Date Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2070 Target Date Fund - Class 4
Average Annual Return, Percent	[1],[7]	11.11%
American Funds IS 2065 Target Date Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2065 Target Date Fund - Class 1
Average Annual Return, Percent	[1]			15.92%		17.57%	[8]
American Funds IS 2065 Target Date Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2065 Target Date Fund - Class 1A
Average Annual Return, Percent	[1]			15.92%		17.57%	[9]
American Funds IS 2065 Target Date Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2065 Target Date Fund - Class 2
Average Annual Return, Percent	[1]			15.92%		17.57%	[10]
American Funds IS 2065 Target Date Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2065 Target Date Fund - Class 4
Average Annual Return, Percent	[1]			15.92%		17.57%	[11]
American Funds IS 2060 Target Date Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2060 Target Date Fund - Class 1
Average Annual Return, Percent	[1]			15.62%		17.39%	[8]
American Funds IS 2060 Target Date Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2060 Target Date Fund - Class 1A
Average Annual Return, Percent	[1]			15.62%		17.39%	[9]
American Funds IS 2060 Target Date Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2060 Target Date Fund - Class 2
Average Annual Return, Percent	[1]			15.61%		17.39%	[10]
American Funds IS 2060 Target Date Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2060 Target Date Fund - Class 4
Average Annual Return, Percent	[1]			15.62%		17.39%	[11]
American Funds IS 2055 Target Date Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2055 Target Date Fund - Class 1
Average Annual Return, Percent	[1]			15.90%		17.44%	[8]
American Funds IS 2055 Target Date Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2055 Target Date Fund - Class 1A
Average Annual Return, Percent	[1]			15.90%		17.44%	[9]
American Funds IS 2055 Target Date Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2055 Target Date Fund - Class 2
Average Annual Return, Percent	[1]			15.90%		17.44%	[10]
American Funds IS 2055 Target Date Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2055 Target Date Fund - Class 4
Average Annual Return, Percent	[1]			15.90%		17.44%	[11]
American Funds IS 2050 Target Date Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2050 Target Date Fund - Class 1
Average Annual Return, Percent	[1]			15.80%		17.16%	[8]
American Funds IS 2050 Target Date Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2050 Target Date Fund - Class 1A
Average Annual Return, Percent	[1]			15.80%		17.16%	[9]
American Funds IS 2050 Target Date Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2050 Target Date Fund - Class 2
Average Annual Return, Percent	[1]			15.80%		17.16%	[10]
American Funds IS 2050 Target Date Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2050 Target Date Fund - Class 4
Average Annual Return, Percent	[1]			15.80%		17.16%	[11]
American Funds IS 2045 Target Date Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2045 Target Date Fund - Class 1
Average Annual Return, Percent	[1]			15.87%		16.99%	[8]
American Funds IS 2045 Target Date Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2045 Target Date Fund - Class 1A
Average Annual Return, Percent	[1]			15.87%		16.99%	[9]
American Funds IS 2045 Target Date Fund - Class 2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2045 Target Date Fund - Class 2
Average Annual Return, Percent	[1]			15.87%		16.99%	[10]
American Funds IS 2045 Target Date Fund - Class 4 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2045 Target Date Fund - Class 4
Average Annual Return, Percent	[1]			15.87%		16.99%	[11]
American Funds® IS 2040 Target Date Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2040 Target Date Fund - Class 1
Average Annual Return, Percent	[1]			15.04%		16.19%	[8]
American Funds® IS 2040 Target Date Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2040 Target Date Fund - Class 1A
Average Annual Return, Percent	[1]			15.04%		16.19%	[9]
American Funds® IS 2040 Target Date Fund - Class 2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2040 Target Date Fund - Class 2
Average Annual Return, Percent	[1]			15.04%		16.19%	[10]
American Funds IS 2040 Target Date Fund - Class 4 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2040 Target Date Fund - Class 4
Average Annual Return, Percent	[1]			14.77%										16.03%
American Funds IS 2035 Target Date Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2035 Target Date Fund - Class 1
Average Annual Return, Percent	[1]			12.60%				8.11%		8.56%	[12]
American Funds IS 2035 Target Date Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2035 Target Date Fund - Class 1A
Average Annual Return, Percent	[1]			12.51%				8.09%		8.55%	[13]
American Funds IS 2035 Target Date Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2035 Target Date Fund - Class 2
Average Annual Return, Percent	[1]			12.51%				8.09%		8.55%	[14]
American Funds IS 2035 Target Date Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2035 Target Date Fund - Class 4
Average Annual Return, Percent	[1]			12.04%				7.70%		8.16%	[15]
American Funds IS 2030 Target Date Fund - Class 1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2030 Target Date Fund - Class 1
Average Annual Return, Percent	[1]			10.87%				6.83%		7.21%	[12]
American Funds IS 2030 Target Date Fund - Class 1A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2030 Target Date Fund - Class 1A
Average Annual Return, Percent	[1]			10.78%				6.81%		7.19%	[13]
American Funds IS 2030 Target Date Fund - Class 2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2030 Target Date Fund - Class 2
Average Annual Return, Percent	[1]			10.87%				6.83%		7.21%	[14]
American Funds IS 2030 Target Date Fund - Class 4 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2030 Target Date Fund - Class 4
Average Annual Return, Percent	[1]			10.30%				6.40%		6.78%	[15]
American Funds IS 2025 Target Date Fund - Class 1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2025 Target Date Fund - Class 1
Average Annual Return, Percent	[1]			9.13%				5.97%		6.30%	[12]
American Funds IS 2025 Target Date Fund - Class 1A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2025 Target Date Fund - Class 1A
Average Annual Return, Percent	[1]			9.13%				5.97%		6.30%	[13]
American Funds IS 2025 Target Date Fund - Class 2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2025 Target Date Fund - Class 2
Average Annual Return, Percent	[1]			9.13%				5.97%		6.30%	[14]
American Funds IS 2025 Target Date Fund - Class 4 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2025 Target Date Fund - Class 4
Average Annual Return, Percent	[1]			8.52%				5.48%		5.82%	[15]
American Funds IS 2020 Target Date Fund - Class 1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2020 Target Date Fund - Class 1
Average Annual Return, Percent	[1]			8.96%				5.52%		5.79%	[12]
American Funds IS 2020 Target Date Fund - Class 1A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2020 Target Date Fund - Class 1A
Average Annual Return, Percent	[1]			9.06%				5.54%		5.81%	[13]
American Funds IS 2020 Target Date Fund - Class 2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2020 Target Date Fund - Class 2
Average Annual Return, Percent	[1]			8.96%				5.52%		5.79%	[14]
American Funds IS 2020 Target Date Fund - Class 4 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2020 Target Date Fund - Class 4
Average Annual Return, Percent	[1]			8.45%				5.04%		5.32%	[15]
American Funds® IS 2015 Target Date Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2015 Target Date Fund - Class 1
Average Annual Return, Percent	[1]			8.48%				5.23%		5.50%	[12]
American Funds IS 2015 Target Date Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2015 Target Date Fund - Class 1A
Average Annual Return, Percent	[1]			8.48%				5.23%		5.50%	[13]
American Funds IS 2015 Target Date Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2015 Target Date Fund - Class 2
Average Annual Return, Percent	[1]			8.48%				5.23%		5.50%	[14]
American Funds IS 2015 Target Date Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2015 Target Date Fund - Class 4
Average Annual Return, Percent	[1]			7.88%				4.72%		5.00%	[15]
American Funds IS 2010 Target Date Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2010 Target Date Fund - Class 1
Average Annual Return, Percent	[1]			8.10%				4.93%		5.18%	[12]
American Funds® IS 2010 Target Date Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2010 Target Date Fund - Class 1A
Average Annual Return, Percent	[1]			8.10%				4.93%		5.18%	[13]
American Funds® IS 2010 Target Date Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2010 Target Date Fund - Class 2
Average Annual Return, Percent	[1]			8.10%				4.93%		5.18%	[14]
American Funds® IS 2010 Target Date Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds IS 2010 Target Date Fund - Class 4
Average Annual Return, Percent	[1]			7.62%				4.42%		4.68%	[15]
MSCI ACWI (All Country World Index) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index)
Average Annual Return, Percent	[16],[17]			17.49%				10.06%				8.93%	[2],[3]
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent		18.30%	[4],[6],[7],[9],[18]	25.02%	[18],[19],[20]	24.77%	[8],[9],[10],[11],[18]	14.53%	[18],[19],[20]	14.94%	[12],[13],[14],[15],[18]	13.23%	[2],[3],[19],[20]	24.77%	[18]
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA Index
Average Annual Return, Percent	[19]			5.53%				4.10%				4.09%	[2]
American Funds Insurance Series Growth and Income Portfolio Series Custom Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds Insurance Series Growth and Income Portfolio Series Custom Index
Average Annual Return, Percent	[19]			11.23%				6.63%				6.78%	[2]
S&P 500 Managed Risk Index - Moderate [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Managed Risk Index - Moderate
Average Annual Return, Percent	[20]			16.42%				8.27%				7.89%	[3]
S&P Global LargeMidCap Managed Risk Index - Moderate [member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Global LargeMidCap Managed Risk Index - Moderate
Average Annual Return, Percent	[16]			12.17%				6.00%				5.66%	[3]
S&P Target Date 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2065+ Index
Average Annual Return, Percent	[18]	11.25%	[4],[6],[7],[9]	14.83%		15.87%	[8],[9],[10],[11]
S&P Target Date 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2060 Index
Average Annual Return, Percent	[18]			14.44%		15.51%	[8],[9],[10],[11]
S&P Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2055 Index
Average Annual Return, Percent	[18]			14.32%		15.41%	[8],[9],[10],[11]
S&P Target Date 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2050 Index
Average Annual Return, Percent	[18]			14.30%		15.40%	[8],[9],[10],[11]
S&P Target Date 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2045 Index
Average Annual Return, Percent	[18]			13.58%		14.77%	[8],[9],[10],[11]
S&P Target Date 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2040 Index
Average Annual Return, Percent	[18]			12.87%		14.01%	[8],[9],[10]							14.01%
S&P Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2035 Index
Average Annual Return, Percent	[18]			11.38%				7.44%		7.81%	[12],[13],[14],[15]
S&P Target Date 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2030 Index
Average Annual Return, Percent	[18]			9.90%				6.46%		6.79%	[12],[13],[14],[15]
S&P Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2025 Index
Average Annual Return, Percent	[18]			8.44%				5.55%		5.83%	[12],[13],[14],[15]
S&P Target Date 2020 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2020 Index
Average Annual Return, Percent	[18]			8.09%				4.88%		5.11%	[12],[13],[14],[15]
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.30%	[4],[6],[7],[9],[18]	1.25%	[18],[19]	2.47%	[8],[9],[10],[11],[18]	(0.33%)	[18],[19]	(0.29%)	[12],[13],[14],[15],[18]	1.30%	[2],[19]	2.47%	[18]
S&P Target Date 2015 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2015 Index
Average Annual Return, Percent	[18]			7.25%				4.56%		4.76%	[12],[13],[14],[15]
S&P Target Date 2010 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2010 Index
Average Annual Return, Percent	[18]			6.74%				4.17%		4.35%	[12],[13],[14],[15]

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class 4 shares were first offered on May 1, 2015.
[3]	Class P2 shares were first offered on May 1, 2015.
[4]	Class 1 shares were first offered on May 1, 2024.
[5]	Class 1A shares were first offered on May 1, 2024.
[6]	Class 2 shares were first offered on May 1, 2024.
[7]	Class 4 shares were first offered on May 1, 2024.
[8]	Class 1 shares were first offered on May 1, 2023.
[9]	Class 1A shares were first offered on May 1, 2023.
[10]	Class 2 shares were first offered on May 1, 2023.
[11]	Class 4 shares were first offered on May 1, 2023.
[12]	Class 1 shares were first offered on December 6, 2019.
[13]	Class 1A shares were first offered on December 6, 2019.
[14]	Class 2 shares were first offered on December 6, 2019.
[15]	Class 4 shares were first offered on December 6, 2019.
[16]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.
[17]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
[18]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
[19]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
[20]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.